UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report

for

Fidelity® Commodity Strategy Fund

April 30, 2010

1.899315.100

FCR-QTLY-0610

Consolidated Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Exchange-Traded Notes - 0.5%
	Shares	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (a) (Cost $655,896)	16,365	$ 664,746
Commodity-Linked Notes - 6.9%
	Principal Amount
AB Svensk Exportkredit Note, three-month U.S. dollar LIBOR minus .27% due 11/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (c)(e)(f)	$ 4,500,000	4,358,076
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (c)(e)(f)	4,500,000	4,371,773
TOTAL COMMODITY-LINKED NOTES (Cost $9,000,000)		8,729,849
U.S. Treasury Obligations - 12.6%

U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 6/3/10 to 8/26/10 (d) (Cost $15,846,647)	15,850,000	15,846,431
Money Market Funds - 81.4%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $102,730,845)	102,730,845	102,730,845
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $128,233,388)		127,971,871
NET OTHER ASSETS - (1.4)%		(1,760,674)
NET ASSETS - 100%		$ 126,211,197
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	May 2010	$ 24,700,000	$ (305,974)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	185,000	1,867
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	150,000	1,354
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2010	19,150,000	(236,174)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	23,150,000	(109,191)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	July 2010	30,000,000	(1,145,211)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2010	3,200,000	91,262
		$ 100,535,000	$ (1,702,067)
Security Type Abbreviations
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,729,849 or 6.9% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,967,050.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,501
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Cayman Ltd.	$ -	$ 21,699,786	$ -	$ -	$ 20,129,963
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 15,846,431	$ -	$ 15,846,431	$ -
Exchange-Traded Notes	664,746	664,746	-	-
Commodity-Linked Notes	8,729,849	-	8,729,849	-
Money Market Funds	102,730,845	102,730,845	-	-
Total Investments in Securities:	$ 127,971,871	$ 103,395,591	$ 24,576,280	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 94,483	$ -	$ 94,483	$ -
Liabilities
Swap Agreements	$ (1,796,550)	$ -	$ (1,796,550)	$ -
Total Derivative Instruments:	$ (1,702,067)	$ -	$ (1,702,067)	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $128,254,388. Net unrealized depreciation aggregated $282,517, of which $1,029,216 related to appreciated investment securities and $1,311,733 related to depreciated investment securities.

Investment in Subsidiary

The Fund may invest in commodity-linked derivative instruments through its investment in Fidelity Commodity Return Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodity-linked derivative instruments, consistent with the investment objective of the Fund. As of April 30, 2010, the Fund held $20,129,963 in the Subsidiary, representing 15.9% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Series Commodity
Strategy Fund

April 30, 2010

1.899305.100

SCR-S-QTLY-0610

Consolidated Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 5.6%
	Principal Amount	Value
AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	$ 10,000,000	$ 9,557,592
Note, three-month U.S. dollar LIBOR minus .27% due 1/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	10,495,466
Note, three-month U.S. dollar LIBOR minus .27% due 11/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	7,200,000	6,972,921
Note, three-month U.S. dollar LIBOR minus .27% due 5/17/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	25,415,805
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/29/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	35,000,000	34,207,367
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 4/27/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	25,619,176
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 3/10/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	20,000,000	22,938,467
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	9,570,003
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	9,655,398
Note, three-month U.S. dollar LIBOR minus .20% due 5/26/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	12,000,000	11,820,460
Commodity-Linked Notes - continued
	Principal Amount	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 1/18/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	$ 10,000,000	$ 9,563,697
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	9,649,617
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 4/5/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	10,669,779
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	5,000,000	5,137,436
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	7,200,000	6,994,837
TOTAL COMMODITY-LINKED NOTES (Cost $206,400,000)		208,268,021
U.S. Treasury Obligations - 8.3%

U.S. Treasury Bills, yield at date of purchase 0.09% to 0.23% 5/13/10 to 9/23/10 (c)(d) (Cost $310,107,942)	310,200,000	310,106,401
Money Market Funds - 85.4%
	Shares
Fidelity Cash Central Fund, 0.21% (a) (Cost $3,190,062,917)	3,190,062,917	3,190,062,917
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $3,706,570,859)		3,708,437,339
NET OTHER ASSETS - 0.7%		26,602,108
NET ASSETS - 100%		$ 3,735,039,447
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
202 CBOT Corn Contracts	July 2010	$ 3,790,025	$ 137,391
92 CBOT Soybean Contracts	July 2010	4,595,400	127,549
74 CBOT Soybean Oil Contracts	July 2010	1,728,492	(48,292)
101 CBOT Wheat Contracts	July 2010	2,540,150	88,553
46 CME Lean Hogs Contracts	June 2010	1,588,380	64,892
61 CME Live Cattle Contracts	June 2010	2,299,090	29,086
53 COMEX Copper Contracts	July 2010	4,443,388	(319,889)
48 COMEX Gold Contracts	June 2010	5,667,360	269,287
21 COMEX Silver Contracts	July 2010	1,957,095	42,046
29 ICE Coffee Contracts	June 2010	1,471,388	(761)
59 LME Aluminum Contracts	July 2010	3,322,069	(219,693)
13 LME Nickel Contracts	July 2010	2,051,478	31,834
27 LME Zinc Contracts	July 2010	1,541,025	(89,846)
34 NYBOT Cotton No. 2 Contracts	June 2010	1,430,210	32,326
55 NYBOT Sugar Contracts	July 2010	933,240	(102,893)
23 NYMEX Heating Oil Contracts	July 2010	2,259,764	65,065
121 NYMEX Natural Gas Contracts	June 2010	4,900,500	(362,534)
23 NYMEX RBOB Gasoline Contracts	July 2010	2,319,752	71,680
103 NYMEX WTI Crude Oil Contracts	June 2010	9,101,080	172,682
TOTAL COMMODITY FUTURES CONTRACTS		$ 57,939,886	$ (11,517)

The face value of futures purchased as a percentage of net assets - 1.6%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	$ 40,000,000	$ (201,694)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	May 2010	5,000,000	(358,947)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	May 2010	10,000,000	(278,219)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	May 2010	17,200,000	(213,067)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	June 2010	10,000,000	433,531
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	June 2010	60,000,000	2,949,064
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	June 2010	7,000,000	288,060
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	June 2010	10,000,000	33,583
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	June 2010	50,000,000	494,154
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	July 2010	$ 8,000,000	$ 102,599
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	July 2010	75,000,000	1,122,454
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	July 2010	30,000,000	250,597
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	August 2010	50,000,000	273,794
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	August 2010	40,000,000	(88,746)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	August 2010	50,000,000	(252,885)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	August 2010	50,600,000	306,810
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	40,000,000	(201,694)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	32,000,000	(315,851)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	$ 36,000,000	$ (282,533)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	50,000,000	504,726
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	60,500,000	546,271
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	52,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2010	50,000,000	2,455,225
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2010	40,000,000	132,775
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2010	75,000,000	738,560
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2010	40,000,000	920,017
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2010	89,000,000	(779,574)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2010	$ 65,000,000	$ 541,429
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2010	60,000,000	(303,725)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2010	48,000,000	(242,980)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	11,000,000	99,295
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2010	15,000,000	(789,891)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2010	17,100,000	(210,891)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2010	48,000,000	(346,438)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2010	15,000,000	(28,034)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2010	60,000,000	2,951,860
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2010	$ 8,000,000	$ 327,962
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2010	24,000,000	57,777
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2010	5,000,000	91,329
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2010	40,000,000	922,822
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2010	25,000,000	138,941
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2010	5,500,000	73,483
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2010	30,000,000	251,304
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2010	13,000,000	406,772
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	36,000,000	(79,871)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	$ 40,000,000	$ (202,133)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2010	50,000,000	2,459,882
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2010	10,000,000	639,881
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2010	7,000,000	288,367
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2010	4,000,000	146,692
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2010	24,000,000	57,777
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2010	50,000,000	495,935
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2010	40,000,000	922,822
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2010	12,000,000	13,511
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2010	$ 75,000,000	$ 597,941
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2010	70,000,000	586,376
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	18,500,000	(87,259)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	10,000,000	(151,123)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	40,000,000	(202,133)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	48,000,000	(242,559)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	5,000,000	50,452
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	August 2010	11,000,000	99,307
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2010	30,000,000	(322,810)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2010	$ 80,000,000	$ (1,095,509)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	22,500,000	(19,552)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	50,000,000	838,179
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	4,100,000	(2,563)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	2,000,000	(30,639)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	35,000,000	(79,231)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	5,000,000	(97,188)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	10,000,000	(327,173)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2010	17,400,000	(664,223)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2010	$ 48,000,000	$ (341,230)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2010	60,000,000	2,957,448
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2010	5,000,000	27,531
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2010	15,000,000	52,125
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2010	50,000,000	1,157,035
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Sept. 2010	30,000,000	252,718
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Oct. 2010	50,000,000	275,602
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Oct. 2010	50,000,000	(252,227)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank	June 2010	24,000,000	56,817
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2010	$ 70,000,000	$ 107,369
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2010	25,000,000	136,596
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2010	30,000,000	163,915
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	50,000,000	274,397
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2010	15,000,000	81,657
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	80,000,000	19,970
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	40,000,000	219,517
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2010	12,000,000	2,995
		$ 3,027,400,000	$ 21,305,416
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 208,268,021 or 5.6% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,026,564.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $290,793,249.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,443,482
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ -	$ 314,949,906	$ 1,000,005	$ -	$ 336,871,393
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 310,106,401	$ -	$ 310,106,401	$ -
Commodity-Linked Notes	208,268,021	-	208,268,021	-
Money Market Funds	3,190,062,917	3,190,062,917	-	-
Total Investments in Securities:	$ 3,708,437,339	$ 3,190,062,917	$ 518,374,422	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,132,391	$ 1,132,391	$ -	$ -
Swap Agreements	30,398,008	-	30,398,008	-
Total Assets	$ 31,530,399	$ 1,132,391	$ 30,398,008	$ -
Liabilities
Futures Contracts	$ (1,143,908)	$ (1,143,908)	$ -	$ -
Swap Agreements	(9,092,592)	-	(9,092,592)	-
Total Liabilities	$ (10,236,500)	$ (1,143,908)	$ (9,092,592)	$ -
Total Derivative Instruments:	$ 21,293,899	$ (11,517)	$ 21,305,416	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $3,706,570,859. Net unrealized appreciation aggregated $1,866,480, of which $32,459,050 related to appreciated investment securities and $30,592,570 related to depreciated investment securities.

Investment in Subsidiary

The Fund may invest in commodity-linked derivative instruments through its investment in Fidelity Series Commodity Return Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodity-linked derivative instruments, consistent with the investment objective of the Fund. As of April 30, 2010, the Fund held $336,871,393 in the Subsidiary, representing 9.0% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010